CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2012 and 2011, and the results of its operations and its cash flows for the fiscal years ended June 30, 2012 and 2011.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2012 and 2011

(In thousands)

ASSETS	2012	2011

Interest-bearing deposits in First Federal of Hazard	$425	$604
Interest-bearing deposits in First Federal of Frankfort	427	2,513
Other interest-bearing deposits	39	37
Investment in First Federal of Hazard	22,640	21,708
Investment in Frankfort First	34,977	33,671
Prepaid expenses and other assets	456	521

Total assets	$58,964	$59,054

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$111	$357

Total liabilities	111	357

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	36,870	36,907

Retained earnings	31,971	31,860
Shares acquired by stock benefit plans	(1,772)	(1,989)
Shares acquired for treasury – at cost	(8,305)	(8,170)
Accumulated other comprehensive income	3	3
Total shareholders’ equity	58,853	58,697

Total liabilities and shareholders’ equity	$58,964	$59,054

Schedule of Condensed Income Statement [Table Text Block]

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME

Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Income
Interest income	$121	$164
Dividends from First Federal of Hazard	—	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	886	644
Dividends from Frankfort First	—	378
Equity in undistributed earnings of Frankfort First	1,306	964
Total income	2,313	2,150

Non-interest expenses	838	547

Earnings before income taxes	1,475	1,603

Federal income tax expense (benefit)	(240)	(153)

NET INCOME	$1,715	$1,756

Schedule of Condensed Cash Flow Statement [Table Text Block]

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2012 and 2011

(Dollar amounts in thousands)

	2012	2011
Cash flows from operating activities:
Net earnings for the year	$1,715	$1,756
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(2,192)	(1,608)
Noncash compensation expense	134	363
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	65	(235)
Other liabilities	(246)	7
Net cash provided by operating activities	(524)	283

	2012	2011
Cash flows from financing activities:
Dividends paid on common stock	(1,604)	(1,112)
Repurchase of treasury shares	(135)	(218)
Net cash used in financing activities	(1,739)	(1,330)

Net increase (decrease) in cash and cash equivalents	(2,263)	(1,047)

Cash and cash equivalents at beginning of year	3,154	4,201

Cash and cash equivalents at end of year	$891	$3,154